Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.58%
Alabama: 1.22%
Utilities revenue: 1.22%
Black Belt Energy Gas District Series 2021C-1	4.00%	10-1-2052	$1,000,000	$ 987,309
Southeast Alabama Energy Authority Commodity Supply Project #5 Series A	5.25	1-1-2054	750,000	791,090
				1,778,399
California: 0.35%
Utilities revenue: 0.35%
California Community Choice Financing Authority Clean Energy Project Revenue Series 2023C	5.00	10-1-2031	500,000	506,975
Georgia: 0.33%
Utilities revenue: 0.33%
Main Street Natural Gas Incorporated Georgia Gas Supply Series C 144Aøø	4.00	8-1-2052	500,000	476,854
Guam: 6.60%
Airport revenue: 3.09%
Guam International Airport Authority AMT Refunding Bond Series A	5.00	10-1-2023	825,000	832,585
Guam International Airport Authority Prerefunded Revenue Bond AMT General Series C (AGM Insured)	6.13	10-1-2043	270,000	274,059
Guam International Airport Authority Prerefunded Revenue Bond AMT General Series C (AGM Insured)	6.13	10-1-2043	1,230,000	1,248,491
Guam International Airport Authority Revenue Bond A.B. Won Pat International Airport Series 2013C (AGM Insured)	6.00	10-1-2034	365,000	370,266
Guam International Airport Authority Revenue Bonds Series A %%	5.25	10-1-2031	250,000	261,940
Guam Port Authority AMT Series A	5.00	7-1-2048	1,000,000	1,025,778
Guam Port Authority AMT Series B	5.00	7-1-2034	445,000	477,252
				4,490,371
Tax revenue: 1.04%
Guam Government Business Privilege Tax Revenue Refunding Bonds Series F	4.00	1-1-2042	500,000	452,081
Guam Government Hotel Occupancy Refunding Bond Series A	5.00	11-1-2035	1,000,000	1,063,654
				1,515,735
Utilities revenue: 0.36%
Guam Power Authority Series A	5.00	10-1-2026	500,000	527,082
Water & sewer revenue: 2.11%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	300,000	304,761
Guam Government Waterworks Authority Water and Wastewater Refunding Bond	5.00	7-1-2034	500,000	522,585
Guam Government Waterworks Authority Water and Wastewater Revenue Bonds Series 2016	5.00	1-1-2046	2,215,000	2,247,344
				3,074,690
				9,607,878
See accompanying notes to portfolio of investments

Allspring Wisconsin Tax-Free Fund  |  1

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 3.25%
GO revenue: 2.06%
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00%	1-1-2027	$1,000,000	$ 875,600
Chicago IL Park District Special Recreation Activity Series E	5.00	11-15-2027	1,000,000	1,058,479
Illinois GO Series March 2022A	5.00	3-1-2024	500,000	508,717
Illinois GO Series March 2022A	5.25	3-1-2037	500,000	562,368
				3,005,164
Miscellaneous revenue: 1.19%
Chicago IL Special Assessment Improvement Bonds Refunding Series 2022 Lakeshore East Project 144A	2.69	12-1-2026	305,000	288,641
Illinois GO Bonds Series June 2013	5.25	7-1-2028	500,000	502,113
Illinois GO Series July 2013	5.50	7-1-2026	250,000	251,259
Illinois GO Series November 2017C	5.00	11-1-2029	630,000	681,914
				1,723,927
				4,729,091
Maryland: 0.67%
Housing revenue: 0.67%
Maryland CDA Department of Housing & Community Multifamily Development Series 2022-D	3.15	7-1-2024	1,000,000	985,182
New Jersey: 1.33%
Education revenue: 0.31%
Camden County NJ Improvement Authority School Revenue Bonds 2022 Project	6.00	6-15-2047	425,000	456,439
Transportation revenue: 1.02%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,000,000	1,480,148
				1,936,587
New York: 0.97%
Education revenue: 0.97%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.45	2-1-2041	500,000	394,477
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,000,000	1,021,321
				1,415,798
Pennsylvania: 3.16%
Education revenue: 0.41%
Lehigh County PA General Purpose Authority Charter School Revenue Bonds Series 2022	4.00	6-1-2032	600,000	601,176
Health revenue: 1.40%
Montgomery County PA Higher Education and Health Authority Thomas Jefferson University Revenue Bonds Series 2022B	5.00	5-1-2052	2,000,000	2,035,291
See accompanying notes to portfolio of investments

2  |  Allspring Wisconsin Tax-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.35%
Pennsylvania Housing Finance Agency MFHR Sherman Hills (Department of Housing and Urban Development Insured) øø	1.25%	2-1-2025	$2,000,000	$ 1,960,841
				4,597,308
Puerto Rico: 1.36%
Health revenue: 1.36%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project 2021	5.00	7-1-2026	205,000	216,236
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project 2021	5.00	7-1-2031	435,000	490,624
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project 2021	5.00	7-1-2032	925,000	1,035,026
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project 2021	5.00	7-1-2034	220,000	244,862
				1,986,748
South Carolina: 0.70%
Utilities revenue: 0.70%
South Carolina Statewide Public Service Authority Revenue Refunding Bond and Improvement Series A	4.00	12-1-2033	1,000,000	1,020,912
Texas: 2.06%
Education revenue: 0.71%
Hale Center Texas Education Facilities Corporation Revenue Refunding Bond Wayland Baptist University Project Series 2022	5.00	3-1-2027	990,000	1,037,333
GO revenue: 1.35%
Denton TX Independent School District School Building	4.00	8-15-2048	2,000,000	1,960,023
				2,997,356
Wisconsin: 76.58%
Education revenue: 7.49%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	2,100,000	2,111,842
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.00	4-1-2038	1,200,000	904,106
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.13	4-1-2039	1,000,000	751,285
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.13	4-1-2040	1,000,000	732,974
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.25	4-1-2041	750,000	552,708
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.25	4-1-2042	1,000,000	729,865
Wisconsin HEFA Revenue Lawrence University	4.00	3-15-2040	1,555,000	1,395,660
See accompanying notes to portfolio of investments

Allspring Wisconsin Tax-Free Fund  |  3

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Wisconsin HEFA Revenue Lawrence University	4.00%	2-1-2045	$1,685,000	$ 1,536,387
Wisconsin HEFA The Medical College of Wisconsin Incorporated Series 2022	5.00	12-1-2041	2,000,000	2,195,343
				10,910,170
GO revenue: 1.18%
Milwaukee WI Series B6	3.00	4-1-2024	570,000	569,114
Milwaukee WI Series B6	5.00	4-1-2023	580,000	580,000
Milwaukee WI Series B6	5.00	4-1-2025	550,000	570,822
				1,719,936
Health revenue: 21.09%
PFA Wisconsin Healthcare Facilities Appalachian Regional Healthcare System Series A	5.00	7-1-2037	275,000	290,887
PFA Wisconsin Healthcare Facilities Appalachian Regional Healthcare System Series A	5.00	7-1-2038	375,000	393,957
Wisconsin HEFA Bellin Memorial Hospital Incorporated Refunding Revenue Bond Series 2015	3.38	12-1-2031	180,000	180,683
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series 2015	3.13	12-1-2029	150,000	150,193
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2027	175,000	190,506
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2029	150,000	168,175
Wisconsin HEFA Bellin Memorial Hospital Project Series 2022	5.50	12-1-2052	2,500,000	2,739,521
Wisconsin HEFA Beloit Health System Incorporated	4.00	7-1-2036	4,000,000	4,035,836
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2028	50,000	54,685
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2029	1,270,000	1,403,646
Wisconsin HEFA Marshfield Clinic Health System	3.00	2-15-2031	230,000	226,740
Wisconsin HEFA Marshfield Clinic Health System	3.25	2-15-2032	185,000	185,360
Wisconsin HEFA Marshfield Clinic Health System	4.00	2-15-2042	500,000	462,454
Wisconsin HEFA Marshfield Clinic Health System	5.00	2-15-2047	3,385,000	3,385,241
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	424,816
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2028	650,000	685,989
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	526,951
Wisconsin HEFA Monroe Clinic Incorporated	3.00	2-15-2035	520,000	524,931
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2031	900,000	929,667
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2033	550,000	568,130
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2028	900,000	950,180
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2029	575,000	607,060
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2030	340,000	358,957
Wisconsin HEFA Refunding Bond Bellin Memorial Hospital Incorporated	4.00	12-1-2035	1,000,000	1,005,043
Wisconsin HEFA Refunding Bond Bellin Memorial Hospital Incorporated	5.00	12-1-2026	1,740,000	1,784,956
Wisconsin HEFA Revenue Bonds Series 2018 B	5.00	6-1-2038	350,000	350,375
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series A	5.00	7-1-2044	200,000	206,232
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series A	5.00	7-1-2049	250,000	256,674
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B	5.00	7-1-2044	3,485,000	3,528,103
See accompanying notes to portfolio of investments

4  |  Allspring Wisconsin Tax-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Wisconsin HEFA Saint John's Communities Incorporated Series 2022	4.00%	9-15-2045	$ 650,000	$ 508,950
Wisconsin HEFA Saint John's Communities Incorporated Series B	4.00	9-15-2045	475,000	379,591
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2023	125,000	124,689
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2024	125,000	123,819
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2030	100,000	93,780
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2031	75,000	69,581
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2041	2,145,000	1,780,234
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2046	850,000	672,985
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2051	500,000	384,021
				30,713,598
Housing revenue: 16.54%
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2023	50,000	50,000
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2028	125,000	117,946
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2029	250,000	231,826
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2030	875,000	796,076
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	5.00	4-1-2039	1,500,000	1,615,374
Wisconsin Housing & EDA AMT Series A	4.63	11-1-2037	10,000	10,006
Wisconsin Housing & EDA Madison Pool Project Series A	4.55	7-1-2037	165,000	170,255
Wisconsin Housing & EDA Madison Pool Project Series A	4.70	7-1-2047	2,300,000	2,320,422
Wisconsin Housing & EDA Madison Pool Project Series A	4.85	7-1-2052	3,000,000	3,033,261
Wisconsin Housing & EDA Series A	3.38	5-1-2057	635,000	495,231
Wisconsin Housing & EDA Series A	3.40	11-1-2032	2,450,000	2,473,149
Wisconsin Housing & EDA Series A	3.95	11-1-2038	2,000,000	2,011,058
Wisconsin Housing & EDA Series A	4.05	12-1-2049	800,000	743,229
Wisconsin Housing & EDA Series A	5.75	11-1-2043	1,240,000	1,252,050
Wisconsin Housing & EDA Series B (Department of Housing and Urban Development Insured) øø	0.40	5-1-2045	1,375,000	1,345,766
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured) øø	0.61	11-1-2042	2,900,000	2,792,526
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	0.80	5-1-2025	275,000	262,578
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	0.85	11-1-2025	320,000	303,203
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	0.95	5-1-2026	205,000	192,672
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	1.00	11-1-2026	330,000	307,892
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	1.20	5-1-2027	310,000	287,393
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	1.35	11-1-2027	345,000	319,278
See accompanying notes to portfolio of investments

Allspring Wisconsin Tax-Free Fund  |  5

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Wisconsin Housing & EDA Series C	3.88%	11-1-2035	$1,100,000	$ 1,104,948
Wisconsin Housing and Economic Development Authority Demand Home Ownership Revenue Bonds Series E (FHLB SPA) ø	4.05	9-1-2035	1,850,000	1,850,000
				24,086,139
Miscellaneous revenue: 19.12%
Appleton WI RDA Fox Cities Performing Arts Center Project Series B (Associated Bank NA LOC) ø	4.50	6-1-2036	2,000,000	2,000,000
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	3.00	6-1-2044	1,680,000	1,314,314
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2031	1,310,000	1,408,424
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2035	900,000	939,223
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2036	265,000	274,351
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project CAB ¤	0.00	6-1-2049	8,000,000	2,313,367
Kaukauna WI RDA	3.75	6-1-2032	850,000	856,996
Kaukauna WI RDA	4.00	6-1-2023	200,000	200,322
Kaukauna WI RDA	4.00	6-1-2025	425,000	436,297
Kaukauna WI RDA	4.00	6-1-2028	425,000	435,958
Kaukauna WI RDA	4.00	6-1-2035	900,000	916,649
Milwaukee WI RDA Lease Public Schools	5.00	11-15-2030	185,000	199,765
Milwaukee WI RDA Lease Public Schools	5.00	11-15-2033	750,000	808,517
Milwaukee WI RDA Lease Public Schools Series A	5.00	11-15-2026	220,000	238,270
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2028	325,000	352,223
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2034	675,000	727,665
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2035	1,000,000	1,071,251
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2036	500,000	535,803
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2024	280,000	289,937
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2027	1,020,000	1,099,948
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2028	1,000,000	1,083,764
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2031	750,000	809,591
Milwaukee WI RDA Revenue Refunding Bond Milwaukee Public Schools (NPFGC Insured)	4.00	8-1-2023	1,500,000	1,505,556
Weston WI CDA Series A	1.90	10-1-2023	800,000	795,574
Weston WI CDA Series A	2.00	10-1-2024	625,000	612,686
Weston WI CDA Series A	2.15	10-1-2025	615,000	605,929
Weston WI CDA Series A	2.25	10-1-2026	940,000	933,949
Weston WI CDA Series A	2.40	10-1-2027	570,000	569,703
Wisconsin Dells Community Development Authority Series B	3.35	3-1-2026	530,000	528,692
Wisconsin GO Series A (SIFMA Municipal Swap +0.42%) ±	4.39	5-1-2025	4,000,000	3,988,568
				27,853,292
Tax revenue: 10.81%
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured) ¤	0.00	12-15-2025	200,000	186,542
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured) ¤	0.00	12-15-2027	250,000	221,748
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)	5.50	12-15-2023	1,600,000	1,630,668
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)	5.50	12-15-2026	2,435,000	2,608,636
See accompanying notes to portfolio of investments

6  |  Allspring Wisconsin Tax-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

		Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Warrens WI CDA Interim Community Development Workout Extension		3.70%	11-1-2029	$ 132,418	$ 91,304
Wisconsin Center District Appropriation Milwaukee Arena Project 2016		5.00	12-15-2023	550,000	558,657
Wisconsin Center District CAB (AGM Insured) ¤		0.00	12-15-2030	295,000	227,187
Wisconsin Center District CAB Junior Dedicated Series D ¤		0.00	12-15-2045	1,250,000	425,279
Wisconsin Center District CAB Senior Dedicated Milwaukee Arena Project Series A (BAM Insured) ¤		0.00	12-15-2033	2,985,000	2,011,114
Wisconsin Center District CAB Series A (NPFGC Insured) ¤		0.00	12-15-2027	100,000	85,913
Wisconsin Center District Junior Dedicated Tax Revenue Prerefunded Bond (AGM Insured)		5.25	12-15-2023	285,000	287,920
Wisconsin Center District Junior Dedicated Tax Revenue Prerefunded Bond (AGM Insured)		5.25	12-15-2027	220,000	237,920
Wisconsin Center District Junior Dedicated Tax Revenue Unrefunded Balance Refunding Bond (AGM Insured)		5.25	12-15-2023	315,000	319,664
Wisconsin Center District Junior Dedicated Tax Revenue Unrefunded Balance Refunding Bond (AGM Insured)		5.25	12-15-2027	785,000	852,387
Wisconsin Center District Milwaukee Arena Project		4.00	12-15-2032	1,100,000	1,145,964
Wisconsin Center District Milwaukee Arena Project		4.00	12-15-2033	920,000	956,649
Wisconsin Center District Milwaukee Arena Project		4.00	12-15-2034	2,000,000	2,073,366
Wisconsin Center District Milwaukee Arena Project		5.00	12-15-2032	85,000	91,172
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C (AGM Insured) ¤		0.00	12-15-2028	1,075,000	897,291
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C (AGM Insured) ¤		0.00	12-15-2030	1,095,000	843,289
					15,752,670
Utilities revenue: 0.35%
PFA PCR Duke Energy Progress Project Series 2022A ##		3.30	10-1-2046	500,000	506,040
					111,541,845
Total Municipal obligations (Cost $149,699,505)					143,580,933
Total investments in securities (Cost $149,699,505)	98.58%				143,580,933
Other assets and liabilities, net	1.42				2,064,338
Total net assets	100.00%				$145,645,271

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

Allspring Wisconsin Tax-Free Fund  |  7

Portfolio of investments—March 31, 2023 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
FHLB	Federal Home Loan Bank
GO	General obligation
HEFA	Health & Educational Facilities Authority
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments

8  |  Allspring Wisconsin Tax-Free Fund

Notes to portfolio of investments—March 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$143,580,933	$0	$143,580,933
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.

Allspring Wisconsin Tax-Free Fund  |  9